SHARE-BASED COMPENSATION - Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Stock Options
Balance as of beginning of period	1,452,887	2,087,784
Forfeited	(17,093)
Balance as of end of period	1,435,794	1,452,887
Weighted Average Exercise Price
Balance as of beginning of period (in dollar per share)	$ 2.84	$ 2.78
Forfeited (in dollar per share)	2.77
Balance as of end of period (in dollar per share)	$ 2.84	$ 2.84
Prior To Business Combination
Number of Stock Options
Exercised		(227,116)
Weighted Average Exercise Price
Exercised (in dollar per share)		$ 2.30
After Business Combination
Number of Stock Options
Forfeited		(407,781)
Weighted Average Exercise Price
Forfeited (in dollar per share)		$ 2.82